AMG GW&K Small Cap Core Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2025
	Shares	Value
Common Stocks - 98.3%
Consumer Discretionary - 11.0%
Asbury Automotive Group, Inc.*	24,792	$6,060,404
Boot Barn Holdings, Inc.*	35,816	5,935,428
Champion Homes, Inc.*	122,739	9,373,578
First Watch Restaurant Group, Inc.*	414,641	6,484,985
Grand Canyon Education, Inc.*	45,449	9,976,965
La-Z-Boy, Inc.[1]	94,095	3,229,340
Oxford Industries, Inc.[1]	63,837	2,587,952
Patrick Industries, Inc.	79,980	8,272,331
Revolve Group, Inc.*	102,256	2,178,053
Texas Roadhouse, Inc.	49,074	8,153,645
Tri Pointe Homes, Inc.*	177,668	6,035,382

Total Consumer Discretionary		68,288,063
Consumer Staples - 3.1%
Central Garden & Pet Co., Class A*	243,605	7,193,656
Utz Brands, Inc.[1]	384,130	4,667,179
The Vita Coco Co., Inc.*	166,553	7,073,506

Total Consumer Staples		18,934,341
Energy - 4.8%
Chord Energy Corp.	50,482	5,016,396
Gulfport Energy Corp.*	28,900	5,230,322
Magnolia Oil & Gas Corp., Class A	265,689	6,341,996
Matador Resources Co.	151,119	6,789,777
Solaris Energy Infrastructure, Inc., Class A1	158,784	6,346,597

Total Energy		29,725,088
Financials - 15.9%
Ameris Bancorp	138,820	10,176,894
The Baldwin Insurance Group, Inc.*,1	16,912	477,087
Cathay General Bancorp	133,661	6,417,065
Cohen & Steers, Inc.	67,059	4,399,741
Columbia Banking System, Inc.	214,932	5,532,350
Glacier Bancorp, Inc.	78,704	3,830,524
Horace Mann Educators Corp.	185,778	8,391,592
Houlihan Lokey, Inc.	54,125	11,112,945
Independent Bank Corp.	75,237	5,204,143
OceanFirst Financial Corp.	290,045	5,096,091
Perella Weinberg Partners	199,474	4,252,786
Seacoast Banking Corp. of Florida	272,922	8,305,016
Skyward Specialty Insurance Group, Inc.*	54,170	2,576,325
Stifel Financial Corp.	84,563	9,595,364
Texas Capital Bancshares, Inc.*	56,150	4,746,359
	Shares	Value

UMB Financial Corp.	66,415	$7,860,215

Total Financials		97,974,497
Health Care - 18.3%
Agios Pharmaceuticals, Inc.*,1	135,113	5,423,436
Arcutis Biotherapeutics, Inc.*	261,256	4,924,676
Artivion, Inc.*	188,868	7,996,671
AtriCure, Inc.*	194,441	6,854,045
Azenta, Inc.*	75,709	2,174,362
BioCryst Pharmaceuticals, Inc.*	487,267	3,698,357
Bridgebio Pharma, Inc.*	92,600	4,809,644
Crinetics Pharmaceuticals, Inc.*	122,825	5,115,661
Globus Medical, Inc., Class A*	119,613	6,850,237
Halozyme Therapeutics, Inc.*	98,697	7,238,438
HealthEquity, Inc.*	75,607	7,165,275
Medpace Holdings, Inc.*	17,148	8,816,816
NeoGenomics, Inc.*	382,742	2,954,768
Phreesia, Inc.*	236,061	5,552,155
Supernus Pharmaceuticals, Inc.*	224,218	10,715,378
Tandem Diabetes Care, Inc.*	247,100	2,999,794
Ultragenyx Pharmaceutical, Inc.*	156,900	4,719,552
US Physical Therapy, Inc.	79,000	6,711,050
Veracyte, Inc.*,1	238,931	8,202,501

Total Health Care		112,922,816
Industrials - 19.4%
AeroVironment, Inc.*	12,400	3,904,636
Cadre Holdings, Inc.[1]	176,525	6,444,928
CBIZ, Inc.*,1	126,726	6,711,409
Ducommun, Inc.*	70,909	6,816,482
Enerpac Tool Group Corp.	132,301	5,424,341
Gates Industrial Corp. PLC*	223,600	5,549,752
Hillman Solutions Corp.*	597,956	5,489,236
ITT, Inc.	46,840	8,373,118
Primoris Services Corp.	115,079	15,803,799
RBC Bearings, Inc.*	31,341	12,232,079
Schneider National, Inc., Class B	119,270	2,523,753
SPX Technologies, Inc.*	72,608	13,561,722
Sterling Infrastructure, Inc.*,1	41,623	14,138,501
Thermon Group Holdings, Inc.*	213,309	5,699,617
UFP Industries, Inc.	76,622	7,163,391

Total Industrials		119,836,764
Information Technology - 13.9%
Advanced Energy Industries, Inc.	50,779	8,639,539
Alkami Technology, Inc.*,1	202,638	5,033,528

AMG GW&K Small Cap Core Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 13.9% (continued)
Allegro MicroSystems, Inc.*	173,188	$5,057,090
Appfolio, Inc., Class A*	32,526	8,966,117
Commvault Systems, Inc.*	32,200	6,078,716
The Descartes Systems Group, Inc. (Canada)*	85,546	8,061,000
Intapp, Inc.*	246,612	10,086,431
MACOM Technology Solutions Holdings, Inc.*	96,813	12,052,250
Novanta, Inc.*	57,128	5,721,369
PAR Technology Corp.*,1	68,090	2,695,002
Semtech Corp.*	82,148	5,869,475
Viavi Solutions, Inc.*	585,134	7,425,350

Total Information Technology		85,685,867
Materials - 4.6%
Avient Corp.	239,352	7,886,648
Balchem Corp.	46,259	6,941,626
Minerals Technologies, Inc.	102,570	6,371,648
Silgan Holdings, Inc.	168,453	7,245,164

Total Materials		28,445,086
Real Estate - 4.9%
Agree Realty Corp., REIT	81,942	5,821,160
Independence Realty Trust, Inc., REIT	280,669	4,600,165
National Health Investors, Inc., REIT	69,673	5,539,003
Ryman Hospitality Properties, Inc., REIT [1]	63,152	5,657,788
STAG Industrial, Inc., REIT	251,322	8,869,153

Total Real Estate		30,487,269
Utilities - 2.4%
IDACORP, Inc.	52,569	6,946,993
Northwestern Energy Group, Inc.	137,873	8,080,737

Total Utilities		15,027,730

Total Common Stocks (Cost $416,666,507)		607,327,521

Principal Amount
Short-Term Investments - 2.2%
Joint Repurchase Agreements - 0.2%[2]
HSBC Securities USA, Inc., dated 09/30/25, due 10/01/25, 4.210% total to be received $49,470 (collateralized by various U.S. Treasuries, 0.000% - 4.000%, 07/15/26 - 08/15/54, totaling $50,453)	$49,464	49,464
	Principal Amount	Value

JPMorgan Securities LLC, dated 09/30/25, due 10/01/25, 4.200% total to be received $93,200 (collateralized by various U.S. Treasuries, 4.125% - 4.500%, 12/31/31 - 05/31/32, totaling $95,053)	$93,189	$93,189
Natwest Markets Securities, Inc., dated 09/30/25, due 10/01/25, 4.190% total to be received $128,857 (collateralized by various U.S. Treasuries, 0.000% - 6.625%, 11/18/25 - 08/15/55, totaling $131,419)	128,842	128,842
RBC Dominion Securities, Inc., dated 09/30/25, due 10/01/25, 4.190% total to be received $41,474 (collateralized by various U.S. Treasuries, 0.000% - 4.750%, 10/23/25 - 08/15/55, totaling $42,298)	41,469	41,469
State of Wisconsin Investment Board, dated 09/30/25, due 10/01/25, 4.290% total to be received $1,000,119 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 10/15/26 - 02/15/54, totaling $1,018,129)	1,000,000	1,000,000

Total Joint Repurchase Agreements		1,312,964
Repurchase Agreements - 2.0%
Fixed Income Clearing Corp., dated 09/30/25, due 10/01/25, 3.850% total to be received $12,276,313 (collateralized by a U.S. Treasury Note, 4.375%, 01/31/32, totaling $12,520,524)	12,275,000	12,275,000

Total Short-Term Investments (Cost $13,587,964)		13,587,964
Total Investments - 100.5% (Cost $430,254,471)		620,915,485
Other Assets, less Liabilities - (0.5)%		(2,784,718)
Net Assets - 100.0%		$618,130,767

AMG GW&K Small Cap Core Fund
Schedule of Portfolio Investments (continued)
*	Non-income producing security.
[1]	Some of these securities, amounting to $44,512,542 or 7.2% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$607,327,521	—	—	$607,327,521
Short-Term Investments
Joint Repurchase Agreements	—	$1,312,964	—	1,312,964
Repurchase Agreements	—	12,275,000	—	12,275,000
Total Investments in Securities	$607,327,521	$13,587,964	—	$620,915,485

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended September 30, 2025, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2025, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$44,512,542	$1,312,964	$44,401,456	$45,714,420
The following table summarizes the securities received as collateral for securities lending at September 30, 2025:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-6.250%	10/15/25-02/15/55
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.